Offerings - Offering: 1	Oct. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	35,000,000
Proposed Maximum Offering Price per Unit	11.86
Maximum Aggregate Offering Price	$ 415,100,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 36,113.70
Offering Note	Note 1a. Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of the Registrant's Class A common stock, par value $0.0001 per share (the "Class A Common Stock") that may become issuable under the Registrant's 2021 Equity Incentive Plan by reason of any stock split, stock distribution or similar transaction. Note 1b. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, based upon the average of the high and low prices of the Class A Common Stock on the New York Stock Exchange on October 1, 2026.